Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,309				$ 19,452				$ 26,309	$ 19,452
Accumulated depreciation	(7,788)				(4,621)				(7,788)	(4,621)
Property and equipment	18,521				14,831				18,521	14,831
Depreciation and amortization	961	1,092	1,031	999	900	809	624	638	4,083	2,971	1,697
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization									4,000	2,900	1,500
Computer hardware and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,370				8,917				13,370	8,917
Purchased software and licenses [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,759				3,501				5,759	3,501
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,116				3,014				3,116	3,014
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,064				4,020				4,064	4,020
Assets acquired under capital leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 3,200					$ 3,200